Bank Loans (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Bank Loans

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Short-term bank loans	—	278,488	42,680
Long-term third-party bank loan guaranteed by a related party (Note 18):
Current portion	100,000	74,351	11,395
Non-current portion	74,351	—	—

	174,351	352,839	54,075